Segment information	12 Months Ended
Dec. 31, 2024
Segment information [Abstract]
Segment information	4. Segment information
For management purposes, Lifezone is organized into business units based on the main types of activities and has three reportable operating segments, as follows:
•Metals extraction and refining business;
•Intellectual property licensing business; and
•Corporate.
The Metals extraction and refining segment of the business consists of Lifezone’s interest in KNL, comprising the Kabanga Nickel Project in Tanzania. The intellectual property segment comprises patents residing with and managed by Lifezone’s subsidiary LZL, a team of highly trained engineers and scientists based in Lifezone’s Simulus hydromet laboratory based in Perth, a strategic partnership with Sedibelo Resources Limited ("SRL") and Industrial Development Corporation ("IDC") regarding the development of the potential Kell-Sedibelo-Lifezone Refinery and the agreement between Lifezone and Glencore to recycle PGM in the United States.
The Chief Executive Officer ensures that the corporate strategy is being implemented. He manages Lifezone on a day-to-day basis, monitors the operating results of its three business units separately for the purpose of making decisions about resource allocation and performance assessment and is Lifezone’s Chief Operating Decision Maker. Segment performance is evaluated based on cash flows and operating profit or loss before taxes.

Lifezone’s financing and treasury operations are centrally managed at the group level. These activities, along with other group-related functions, are reported under Corporate. Additionally, Corporate includes the provision of management services to the other two operating segments.

Each of these operating segments is managed separately as each requires different technological and management expertise, marketing approaches and other resources.
Inter-segment eliminations and transactions are identified separately, and the combined segments’ information is reconciled to the Statement of Financial Position and Statement of Comprehensive Income. Inter-segment revenues are eliminated upon consolidation and reflected in the "Inter-segment eliminations" column.

	Intellectual Property	Metals Extraction	Corporate	Inter-Segment eliminations	Total
	$	$	$	$	$
For the year ended December 31, 2024
Revenue from customers	4,169,658	-	6,914,532	(10,943,668)	140,522
Cost of Sales	(2,071,949)	-	(6,773,508)	8,758,585	(86,872)
Gain (loss) on foreign exchange	(8,112)	471,663	(693,104)	4,247	(225,306)
Goodwill impairment	(9,020,813)	-	-	-	(9,020,813)
General and administrative expenses	(4,190,621)	(5,256,215)	(29,913,671)	1,767,150	(37,593,357)
Depreciation and amortization	(1,359,611)	(39,199)	(89,985)	-	(1,488,795)
Interest income	76,438	961	4,423,867	(2,159,195)	2,342,071
Fair value gain on embedded derivatives	-	-	5,771,000	-	5,771,000
Interest expense	(30,809)	(353,530)	(6,050,318)	-	(6,434,657)
Loss before tax	(12,435,819)	(5,176,320)	(26,411,187)	(2,572,881)	(46,596,207)

For the year ended December 31, 2024
Segment assets	7,185,012	123,400,083	92,982,474	(66,914,097)	156,653,472
Segment liabilities	(3,792,443)	(64,496,247)	(58,389,664)	69,351,882	(57,326,472)

	Intellectual Property	Metals Extraction	Corporate	Inter-Segment eliminations	Total
	$	$	$	$	$
For the year ended December 31, 2023
Revenue from customers	9,153,646	-	5,492,548	(13,168,368)	1,477,826
Cost of Sales	(753,914)	-	-	-	(753,914)
Interest income	106,998	307,610	152,582	-	567,190
Gain (loss) on foreign exchange	(23,662)	203,621	(319)	-	179,640
General and administrative expenses	(4,989,038)	(8,027,952)	(365,516,596)	13,168,368	(365,365,218)
Depreciation and amortization	(473,752)	(220,869)	(18,363)	-	(712,984)
Gain on remeasurement of deferred consideration	-	156,047	-	-	156,047
Interest expense	(9,365)	(187,293)	(15,321)	-	(211,979)
Income (loss) before tax	3,010,913	(7,768,836)	(359,905,469)	-	(364,663,392)

For the year ended December 31, 2023
Segment assets	29,653,933	76,110,868	36,497,552	-	142,262,353
Segment liabilities	(6,228,145)	(12,044,608)	(1,706,834)	6,030,761	(13,948,826)

	Intellectual Property	Metals Extraction	Corporate	Inter-Segment eliminations	Total
	$	$	$	$	$
For the year ended December 31, 2022
Revenue from customers	12,472,124	-	-	(9,544,664)	2,927,460
Interest income	95,063	129,221	105	-	224,389
Loss on foreign exchange	(6,068)	(49,633)	-	-	(55,701)
General and administrative expenses	(2,501,835)	(32,841,783)	(2,559,874)	9,544,664	(28,358,828)
Depreciation and amortization	(71,096)	(125,856)	(3,739)		(200,691)
Gain on remeasurement of deferred consideration	-	235,505	-	-	235,505
Interest expense	-	(265,294)	(1,060)	-	(266,354)
Income (loss) before tax	9,988,188	(32,917,840)	(2,564,568)	-	(25,494,220)

For the year ended December 31, 2022
Segment assets	4,996,914	80,778,122	11,202,015	-	96,977,051
Segment liabilities	(7,126,752)	(11,672,596)	(2,190,898)	-	(20,990,246)

Note: Prior period numbers have been reclassified from Intellectual Property and Metals Extraction to show Corporate as a separate column.

Geographical analysis

	For the years ended,
Revenue from external customers	December 31, 2024		December 31, 2023		December 31, 2022
	$		$		$
South Africa	-		810,350		2,866,617
Australia	140,522		384,358		11,701
Rest of the world	-		283,118		49,143
	140,522	—	1,477,826	—	2,927,460
As at December 31, 2024, Lifezone had non-current assets of $124,994,280 (2023: $87,439,489) of which $120,092,503 (2023: $72,079,131) related to the Kabanga Nickel Project in Tanzania, $4,222,057 (2023: $14,731,033) related to Australia and $679,720 (2023: $629,325) to the United Kingdom and United States.